Warrant Liabilities - Schedule of warrant liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Warrant Liabilities [Line Items]
Opening balance	$ 3,450	$ 493
Issued		9,596
Exercised		(106)
(Gain) Loss in revaluation of financial instruments	2,283	(6,533)
Ending balance	5,733	3,450
2017 Unsecured Convertible Debentures Warrants
Warrant Liabilities [Line Items]
Opening balance	0	493
Issued		0
Exercised		(106)
(Gain) Loss in revaluation of financial instruments	0	(387)
Ending balance	0	0
US$25,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Opening balance	1,917	0
Issued		5,629
Exercised		0
(Gain) Loss in revaluation of financial instruments	1,269	(3,712)
Ending balance	3,186	1,917
USD$20,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Opening balance	1,533	0
Issued		3,967
Exercised		0
(Gain) Loss in revaluation of financial instruments	1,014	(2,434)
Ending balance	$ 2,547	$ 1,533